Business Combinations - Assets and Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 63,650	$ 67,246	$ 16,107	$ 25,154
In-process research and development	8,800	8,800		8,800
Goodwill	3,736	3,736		3,736
Deferred tax liability	2,463	2,463		2,463
Noncontrolling interests	6,712	6,821	$ 7,216	7,536	$ 9,885
VIE, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	286	712		1,482
Other current assets	77	21		933
In-process research and development	8,800	8,800		8,800
Goodwill	3,736	3,736		3,736
Other long-term assets	0	14		48
Accounts payable and accrued expenses	113	391		1,224
Deferred tax liability	2,463	2,463		2,463
Noncontrolling interests	$ 6,712	$ 6,821		$ 7,536